Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Class A [Member]
Numerator:
Allocation of net income	$ 721,840	$ 4,525,171
Denominator:
Basic weighted average shares outstanding	7,500,000	25,425,000
Diluted weighted average shares outstanding	7,500,000	25,425,000
Basic net income per ordinary share	$ 0.1	$ 0.18
Diluted net income per ordinary share	$ 0.1	$ 0.18
Class B [Member]
Numerator:
Allocation of net income	$ 797,823	$ 1,483,176
Denominator:
Basic weighted average shares outstanding	8,289,473	8,333,333
Diluted weighted average shares outstanding	8,289,473	8,333,333
Basic net income per ordinary share	$ 0.1	$ 0.18
Diluted net income per ordinary share	$ 0.1	$ 0.18